Note M - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
Total loans at January 1, 2018	$8,619
New loans	77
Repayments	(4,860)
Other changes	(162)
Total loans at December 31, 2018	$3,674